EQUITY - Company Share Repurchase Program (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
EQUITY
Acquisition of shares in the financial market	R$ 22,689
Capital reserves			R$ 1,165,000
Number of shares outstanding	1,688,174,171
Number of shares acquired	518,800
Amount paid for shares acquired	R$ 22,721
Common shares
EQUITY
Shares to be acquired under repurchase program		38,320,512
Number of shares outstanding		446,496,249
Number of shares acquired	286,800
Preferred shares
EQUITY
Number of shares acquired	232,000
Treasury shares
EQUITY
Number of shares acquired	519,605
Treasury shares | Common shares
EQUITY
Number of shares acquired	286,800
Treasury shares | Preferred shares
EQUITY
Number of shares acquired	232,805